Income Taxes (Summary of Income Tax Contingencies) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Gross unrecognized tax benefits:
Gross unrecognized income tax benefits	$ 48.2	$ 21.8
Additions for tax positions of the current year	18.9	17.3
Additions for tax positions of prior years	9.7	10.3
Reductions for tax positions of prior years for:
Changes in judgments	(1.5)	0
Settlements during the period	0	0
Lapses of applicable statute of limitations	(2.5)	(0.8)
Foreign Currency Translation Adjustment, Description	-1.7	-.4
Gross unrecognized income tax benefits	$ 71.1	$ 48.2